Description of Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Millions				9 Months Ended	12 Months Ended
	Sep. 26, 2020 USD ($) shares	Sep. 25, 2020 USD ($) $ / shares shares	Sep. 15, 2020 shares	Sep. 30, 2020 Segment shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($) Segment shares
Description Of Business And Basis Of Presentation [Line Items]
Stock split ratio			3.485
Common stock, shares outstanding			84,405,366	91,914,000	84,079,366	75,896,147
Options outstanding to purchase common stock			10,029,388
Number of reportable segments | Segment				2	2	3
Deferred offering costs | $	$ 11.8				$ 5.8	$ 5.3
Initial Public Offering
Description Of Business And Basis Of Presentation [Line Items]
Number of shares sold		7,500,000
Sale of stock, price per share | $ / shares		$ 17.00
Proceeds from issuance of initial public offering, net | $		$ 118.6
Stockholders sale of common stock shares		6,500,000
Stockholders sale of common stock shares price per share | $ / shares		$ 17.00
Underwriters' Option
Description Of Business And Basis Of Presentation [Line Items]
Stockholders sale of common stock shares	1,135,375